INCOME TAXES - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Applicable tax rate (percent)			24.00%	27.50%	27.50%
IRAP applicable tax rate (percent)			3.90%	3.90%	3.90%
Effective tax rate, net of IRAP (percent)			24.20%	25.80%	30.00%
Decrease in deferred tax asset	€ 4,646
UNITED STATES
Income Taxes [Line Items]
Applicable tax rate (percent)			35.00%
UNITED STATES | Changes in tax rates and tax laws enacted
Income Taxes [Line Items]
Applicable tax rate (percent)		21.00%